Note 18 - Income Taxes - Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Accrued liabilities not currently deductible	$ 4,471	$ 14,838
Accumulated net operating losses	12,866	10,579
Corporate minimum taxes	1,596
Difference between tax and accounting basis of property and equipment	23,754	33,929
Research and development and other tax credits and expenses	1,649	756
Total deferred income tax assets	44,336	60,102
Difference between tax and accounting basis of intangible assets	(45,030)	(41,381)
Difference between tax and accounting basis of property and equipment
Other temporary differences	(2,109)	(1,716)
Total deferred income tax liabilities	(47,139)	(43,097)
Net deferred income taxes	(2,803)	17,005
Valuation allowance	(11,365)	(10,470)
Net deferred income taxes, net of valuation allowance	$ (14,168)	$ 6,535